BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Benefits to Related Parties) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [abstract]
Salary and related expenses to those employed by the Company or on its behalf	$ 311	$ 352	$ 460
Remuneration of directors not employed by the Company or on its behalf	$ 363	$ 366	$ 107
Related and related parties employed by the Company or on its behalf	2	2	2
Directors not employed by the Company	7	8	2
Total Directors employed and not employed by the Company	9	10	4